S000058965 [Member] Investment Objectives and Goals - Carillon Reams Unconstrained Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF CARILLON REAMS UNCONSTRAINED BOND FUND | 5.1.2026
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Carillon Reams Unconstrained Bond Fund (“Unconstrained Bond Fund” or the “fund”) seeks to maximize total return consistent with the preservation of capital.